As filed with the Securities and Exchange Commission on October 22, 1999
                                            1933 Act Registration No. 333-72875
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549
                                 -------------



                       POST-EFFECTIVE AMENDMENT NO. 1 TO

                             Registration Statement
                                       on
                                    FORM S-6

                                FOR REGISTRATION
                                   Under the
  SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
  REGISTERED ON FORM N-8B-2
                                 -------------


             Lincoln Life Flexible Premium Variable Life Account S
                           (Exact Name of Registrant)


                  The Lincoln National Life Insurance Company
                              (Name of Depositor)

              1300 South Clinton Street, Fort Wayne, Indiana 46802 (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code
                                 (219) 455-2000

                                 -------------



            Elizabeth Frederick, Esquire                   Copy to:
   The Lincoln National Life Insurance Company      Jeremy Sachs, Esquire
                 1300 S. Clinton Street              The Lincoln National
                  P.O. Box 1110                     Life Insurance Company
               Fort Wayne, Indiana 46802              350 Church Street
     (Name and Address of Agent for Service)       Hartford, CT 06103-1106


                                 -------------



            Approximate date of proposed public offering: Continuous


  Indefinite Number of Units of interest in Variable Life Insurance Contracts
                     (Title of Securities Being Registered)

                                 -------------



  An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24F-2 under the Investment Company Act of 1940. The first Form 24F-2 for the Registrant is not yet due, as Registrant commenced operations on May 14, 1999.

  It is proposed that this filing will become effective:

  [X] immediately on filing, pursuant to Rule 485(b)
  [ ] on                 , pursuant to Rule 485(b)
  [ ] 60 days after filing, pursuant to Rule 485(a)



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             Cross Reference Sheet
                            (Reconciliation and Tie)
                     Required by Instruction 4 to Form S-6



 Item of Form N-8B-2    Location in Prospectus
---------------------   ----------------------
           1            Cover Page; Highlights
           2            Cover Page
           3            *
           4            Distribution of Policies
           5            Lincoln Life, the Separate Account and the General Account
           6(a)         Lincoln Life, the Separate Account and the General Account
           6(b)         *
           9            Legal Matters
          10(a)-(c)     Right to Examine the Policy; Surrenders; Accumulation Unit Value; Reports to
                        Policyowners
          10(d)         Policy Loans; Partial Surrenders; Allocation of Premiums
          10(e)         Reinstatement of a Lapsed Policy
          10(f)         Right to Instruct Voting of Fund Shares
          10(g)-(h)     *
          10(i)         Premium Payments; Allocations and Transfers; Death Benefit; Policy Values; Settlement Options
          11            Separate Account--Funds
          12            Separate Account--Funds
          13            Charges and Fees
          14            Policy Rights
          15            Premium Payments; Allocations and Transfers
          16            Separate Account--Funds
          17            Partial Surrenders
          18
          19            Reports to Policyowners
          20            *
          21            Policy Loans
          22            *
          23            The Company
          24            Age; Incontestability; Suicide;
          25            The Company
          26            Fund Participation Agreements
          27            The Variable Account
          28            Directors and Officers of Lincoln Life
          29            The Company
          30            *
          31            *
          32            *

 Item of Form N-8B-2    Location in Prospectus
---------------------   ----------------------
          33            *
          34            *
          35            *
          37            *
          38            Distribution of Policies
          39            Distribution of Policies
          40            *
          41(a)         Distribution of Policies
          42            *
          43            *
          44            Separate Account--The Funds; Premium Payments
          45            *
          46            Partial Surrenders
          47            The Variable Account; Partial Surrenders, Allocations and Transfers
          48            *
          49            *
          50            The Variable Account
          51            Highlights; Premium Payments;
          52            Lincoln Life, the Separate Account and the General Account
          53            Tax Matters
          54            *
          55            *

---------------
* Not Applicable

                                    Part I



                  The Lincoln National Life Insurance Company


              Lincoln Life Flexible Premium Variable Life Account S


     Supplement Dated October 22, 1999 to the Prospectus Dated May 14, 1999


[Note: except to the extent modified or superseded by the Supplement, all disclosure in the prospectus filed as part of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-72875) April 30, 1999 is hereby incorporated herein by this reference.

                  The Lincoln National Life Insurance Company
             Lincoln Life Flexible Premium Variable Life Account S


    Supplement Dated October 22, 1999 to the Prospectus Dated May 14, 1999

Please review this Supplement carefully, because it contains new information not in the May 14th, 1999 Prospectus. Keep this Supplement with the Prospectus.


1. The following Funds are added to the Cover Page:


American Variable Insurance Series
Growth Fund--Class 2
Growth-Income Fund--Class 2
High-Yield Bond Fund--Class 2


2. The following is added to the table under "Underlying Funds Expenses" on page 6 of the prospectus:





                                                                   Total Annual Fund                        Total Fund
                                                                       Operating                             Operating
                                                                        Expenses         Total Waivers     Expenses with
                          Management       12b-1        Other       Without Waivers           and           Waivers and
         Fund                Fees          Fees       Expenses       or Reductions         Reductions       Reductions
----------------------   ------------   ----------   ----------   -------------------   ---------------   --------------
AVIS Growth                   0.40%         0.25%        0.01%            0.66%               --                0.66%
AVIS Growth-Income            0.35%         0.25%        0.01%            0.61%               --                0.61%
AVIS High-Yield Bond          0.50%         0.25%        0.01%            0.76%               --                0.76%


3. The following is added under "Separate Account--Funds" on page 11 of the prospectus:



American Variable Insurance Series, managed by Capital Research and Management Company and distributed by American Funds Distributors, Inc., 333 South Hope Street, Los Angeles, CA 90071



     AVIS Growth Fund--Class 2
     AVIS Growth-Income Fund--Class 2
     AVIS High-Yield Bond Fund--Class 2


4. The following is added under "Separate Account--Funds" on page 13 of the prospectus:



AVIS GROWTH FUND (Large Cap U.S. Stocks): The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.


AVIS GROWTH-INCOME FUND (Large Cap U.S. Stocks): The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.


AVIS HIGH-YIELD BOND FUND (High Yield Bonds): The fund seeks to provide you with a high level of current income and secondarily capital appreciation by investing primarily in lower quality debt securities (rated Ba or BB or below Moody's Investors Service, Inc. or Standard and Poor's Corporation), including those of non-U.S. issuers. The fund may also invest in equity securities that provide an opportunity for capital appreciation.

5. "Legal Matters" on page 31 is amended as follows:

Paragraph two is replaced with:
Lincoln Life is presently defending two lawsuits in which Plaintiffs seek to represent national classes of policyholders in connection with alleged fraud, breach of contract and other claims relating to the sale of interest-sensitive universal and participating whole life insurance policies. As of the date of this prospectus, the courts have not certified a class in either of the suits. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. Although the relief sought in these cases is substantial, the cases are in the preliminary stages of litigation, and it is premature to make assessments about potential loss, if any. Management is defending these suits vigorously. The amount of liability, if any, which may ultimately arise as a result of these suits cannot be reasonably determined at this time.


6. "Preparing for Year 2000" on page 33 is amended as follows:

Paragraph one is replaced with:
Many existing computer programs use only two digits in the date field to identify the year. If left uncorrected these programs, which were designed and developed without considering the impact of the upcoming change in the century, could fail to operate or could produce erroneous results when processing dates after December 31, 1999. For example, for a bond with a stated maturity date of July 1, 2000, a computer program could read and interpret the maturity date as July 1, 1900. This problem is known by many names, such as the "Year 2000 Problem", "Y2K", and the "Millenium Bug".

Paragraph four is replaced with:
In light of the potential problems discussed above, Lincoln Life, as part of its Year 2000 updating process, has assumed responsibility for correcting all Information Technology (IT) systems which service the Separate Account. Delaware is responsible for updating all its IT systems to support these vital services. The Year 2000 effort, for both IT and non-IT systems, is organized into four phases:


Paragraph five is replaced with:
The high-priority IT processes and systems--those Lincoln Life uses to maintain its customers' records and accounts--have been assessed and repaired, and testing of those processes and systems is more than 99% complete. Our efforts will continue through the end of 1999 to ensure they remain Y2K-ready. And, we continue to work closely with our key business partners and suppliers so they can provide the information and service we need from them. Both companies are currently on schedule to have their high-priority non-IT systems (elevators, heating and ventilation, security systems, etc.) remediated and tested by October 31, 1999.


7. Appendix A beginning on page 40 is amended as follows:

Paragraph 2 on page 41 is replaced with:
In addition, these values reflect the application of the mortality and expense risk charge, premium load and an assumed premium tax charge on all premium payments of 5.0% on a guaranteed basis, 2.15% on a current basis. After deduction of these amounts, the illustrated net annual return is -1.72%, 4.28% and 10.28% on a maximum charge basis for all years. The illustrated net annual return on a current charge basis is -1.52%, 4.48% and 10.48% for Policy Years 1-10, and -1.17%, 4.83% and 10.83% for Policy Years 11 and thereafter.


Paragraph 3 on page 41 is replaced with:
The amounts shown also reflect the deduction of Fund investment advisory fees and other expenses which will vary depending on which funding vehicle is chosen but which are assumed for purposes of these illustrations to be equivalent to an annual effective rate of 0.82% of the daily net asset value of the Separate Account. This rate reflects an arithmetic average of total Fund portfolio expenses for the year ending December 31, 1998.


Paragraph 4 on page 41 is replaced with:
Certain fund groups waive a portion of fund expenses or reimburse the funds for such expenses. Those waivers or reimbursements remain in effect for varying periods of time, are usually reviewed at least yearly for each fund group, and are within the fund group's control. The effect of discontinuing a waiver or reimbursement arrangement could result in higher expense levels for the affected fund, as shown in the portfolio expense table. Assuming those waivers and reimbursements were discontinued, the Fund investment advisory fees and other expenses arithmetic average would be equivalent to an annual effective rate of 1.09% of the daily net asset value of the Separate Account.

On pages 42 to 53, Tables I through XII are replaced in their entirety with the enclosed tables.



8. Unaudited financial statements as of June 30, 1999 for Account S and Lincoln National Life Insurance Company are added following page S-35 of the prospectus.

                                    Table I

      FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                SIMPLIFIED ISSUE
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                             $10,000 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST
                              FACE AMOUNT $796,000
                            DEATH BENEFIT OPTION 1




                Premiums             Death Benefit                  Total Account Value                Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment          Gross Annual Investment
                   at                  Return of                         Return of                        Return of
Policy         5% Interest --------------------------------- --------------------------------- --------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%
------         ---------    --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
 1                10,500    796,000    796,000    796,000       5,203      5,597       5,992      5,903      6,297      6,692
 2                21,525    796,000    796,000    796,000      10,632     11,775      12,969     11,157     12,300     13,494
 3                33,101    796,000    796,000    796,000      15,779     18,026      20,469     15,779     18,026     20,469
 4                45,256    796,000    796,000    796,000      20,619     24,326      28,522     20,619     24,326     28,522
 5                58,019    796,000    796,000    796,000      25,152     30,672      37,183     25,152     30,672     37,183

 6                71,420    796,000    796,000    796,000      29,758     37,468      46,943     29,758     37,468     46,943
 7                85,491    796,000    796,000    796,000      33,990     44,266      57,431     33,990     44,266     57,431
 8               100,266    796,000    796,000    796,000      37,819     51,034      68,696     37,819     51,034     68,696
 9               115,779    796,000    796,000    796,000      41,202     57,725      80,781     41,202     57,725     80,781
10               132,068    796,000    796,000    796,000      44,088     64,283      93,731     44,088     64,283     93,731

15               226,575    796,000    796,000    796,000      49,927     93,659     174,459     49,927     93,659    174,459
20               347,193    796,000    796,000    796,000      35,605    110,494     292,459     35,605    110,494    292,459
25               501,136          0    796,000    796,000           0     95,561     473,203          0     95,561    473,203
30               697,610          0    796,000    841,327           0      8,348     786,287          0      8,348    786,287

20 (Age 65)      347,193    796,000    796,000    796,000      35,605    110,494     292,459     35,605    110,494    292,459


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.


Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    Table II

      FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                SIMPLIFIED ISSUE
              CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                             $10,000 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST
                              FACE AMOUNT $796,000
                            DEATH BENEFIT OPTION 1




                Premiums             Death Benefit                  Total Account Value                 Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment           Gross Annual Investment
                   at                  Return of                         Return of                         Return of
Policy         5% Interest --------------------------------- --------------------------------- ----------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%    Gross 12%
------         ---------    --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
 1                10,500    796,000    796,000      796,000     6,996      7,468        7,941     7,696      8,168        8,641
 2                21,525    796,000    796,000      796,000    14,014     15,413       16,871    14,539     15,938       17,396
 3                33,101    796,000    796,000      796,000    20,761     23,548       26,569    20,761     23,548       26,569
 4                45,256    796,000    796,000      796,000    27,245     31,886       37,124    27,245     31,886       37,124
 5                58,019    796,000    796,000      796,000    33,468     40,438       48,627    33,468     40,438       48,627

 6                71,420    796,000    796,000      796,000    39,821     49,624       61,620    39,821     49,624       61,620
 7                85,491    796,000    796,000      796,000    45,887     59,039       75,805    45,887     59,039       75,805
 8               100,266    796,000    796,000      796,000    51,839     68,877       91,508    51,839     68,877       91,508
 9               115,779    796,000    796,000      796,000    57,439     78,908      108,638    57,439     78,908      108,638
10               132,068    796,000    796,000      796,000    62,637     89,094      127,310    62,637     89,094      127,310

15               226,575    796,000    796,000      796,000    82,151    143,099      253,014    82,151    143,099      253,014
20               347,193    796,000    796,000      796,000    87,492    199,673      458,247    87,492    199,673      458,247
25               501,136    796,000    796,000      945,415    83,517    266,639      815,013    83,517    266,639      815,013
30               697,610    796,000    796,000    1,513,468    55,816    338,935    1,414,456    55,816    338,935    1,414,456

20 (Age 65)      347,193    796,000    796,000      796,000    87,492    199,673      458,247    87,492    199,673      458,247


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.



Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.35% in Policy Years 11 and thereafter. Beginning in Policy Years 11 and thereafter, the illustrated net annual return is -1.17%, 4.83%, and 10.83%.



These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                   Table III

      FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                GUARANTEED ISSUE
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                             $10,000 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST
                              FACE AMOUNT $792,000
                            DEATH BENEFIT OPTION 1




                Premiums             Death Benefit                  Total Account Value                Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment          Gross Annual Investment
                   at                  Return of                         Return of                        Return of
Policy         5% Interest --------------------------------- --------------------------------- --------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%
------         ---------    --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
 1                10,500    792,000    792,000    792,000       5,216      5,610       6,006      5,916      6,310      6,706
 2                21,525    792,000    792,000    792,000      10,659     11,803      12,999     11,184     12,328     13,524
 3                33,101    792,000    792,000    792,000      15,820     18,071      20,518     15,820     18,071     20,518
 4                45,256    792,000    792,000    792,000      20,676     24,390      28,593     20,676     24,390     28,593
 5                58,019    792,000    792,000    792,000      25,226     30,757      37,281     25,226     30,757     37,281

 6                71,420    792,000    792,000    792,000      29,849     37,576      47,071     29,849     37,576     47,071
 7                85,491    792,000    792,000    792,000      34,101     44,401      57,595     34,101     44,401     57,595
 8               100,266    792,000    792,000    792,000      37,951     51,199      68,902     37,951     51,199     68,902
 9               115,779    792,000    792,000    792,000      41,357     57,923      81,036     41,357     57,923     81,036
10               132,068    792,000    792,000    792,000      44,269     64,519      94,043     44,269     64,519     94,043

15               226,575    792,000    792,000    792,000      50,277     94,167     175,226     50,277     94,167    175,226
20               347,193    792,000    792,000    792,000      36,238    111,500     294,186     36,238    111,500    294,186
25               501,136          0    792,000    792,000           0     97,522     477,028          0     97,522    477,028
30               697,610          0    792,000    850,227           0     12,261     794,605          0     12,261    794,605

20 (Age 65)      347,193    792,000    792,000    792,000      36,238    111,500     294,186     36,238    111,500    294,186


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.


Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    Table IV

      FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                GUARANTEED ISSUE
              CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                             $10,000 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST
                              FACE AMOUNT $792,000
                            DEATH BENEFIT OPTION 1




                Premiums             Death Benefit                  Total Account Value                 Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment           Gross Annual Investment
                   at                  Return of                         Return of                         Return of
Policy         5% Interest --------------------------------- --------------------------------- ----------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%    Gross 12%
------         ---------    --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
 1                10,500    792,000    792,000      792,000     6,714      7,177        7,641     7,414      7,877        8,341
 2                21,525    792,000    792,000      792,000    13,457     14,821       16,243    13,982     15,346       16,768
 3                33,101    792,000    792,000      792,000    19,939     22,647       25,585    19,939     22,647       25,585
 4                45,256    792,000    792,000      792,000    26,170     30,672       35,756    26,170     30,672       35,756
 5                58,019    792,000    792,000      792,000    32,158     38,911       46,852    32,158     38,911       46,852

 6                71,420    792,000    792,000      792,000    38,299     47,791       59,416    38,299     47,791       59,416
 7                85,491    792,000    792,000      792,000    44,183     56,914       73,155    44,183     56,914       73,155
 8               100,266    792,000    792,000      792,000    49,988     66,480       88,401    49,988     66,480       88,401
 9               115,779    792,000    792,000      792,000    55,485     76,270      105,069    55,485     76,270      105,069
10               132,068    792,000    792,000      792,000    60,634     86,256      123,281    60,634     86,256      123,281

15               226,575    792,000    792,000      792,000    80,935    140,144      246,796    80,935    140,144      246,796
20               347,193    792,000    792,000      792,000    88,207    197,744      449,097    88,207    197,744      449,097
25               501,136    792,000    792,000      927,501    84,889    264,736      799,570    84,889    264,736      799,570
30               697,610    792,000    792,000    1,486,106    57,594    336,696    1,388,884    57,594    336,696    1,388,884

20 (Age 65)      347,193    792,000    792,000      792,000    88,207    197,744      449,097    88,207    197,744      449,097


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.



Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.35% in Policy Years 11 and thereafter. Beginning in Policy Years 11 and thereafter, the illustrated net annual return is -1.17%, 4.83%, and 10.83%.



These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    Table V

      FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                  UNISEX ISSUE AGE 45 PREFERRED NONSMOKER RISK
                               FULLY UNDERWRITTEN
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                             $10,000 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST
                              FACE AMOUNT $840,000
                            DEATH BENEFIT OPTION 1




                Premiums             Death Benefit                  Total Account Value                Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment          Gross Annual Investment
                   at                  Return of                         Return of                        Return of
Policy         5% Interest --------------------------------- --------------------------------- --------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%
------         ---------    --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
 1                10,500    840,000    840,000    840,000       5,061      5,450       5,841      5,761      6,150      6,541
 2                21,525    840,000    840,000    840,000      10,339     11,464      12,639     10,864     11,989     13,164
 3                33,101    840,000    840,000    840,000      15,326     17,531      19,929     15,326     17,531     19,929
 4                45,256    840,000    840,000    840,000      19,994     23,623      27,734     19,994     23,623     27,734
 5                58,019    840,000    840,000    840,000      24,343     29,738      36,106     24,343     29,738     36,106

 6                71,420    840,000    840,000    840,000      28,751     36,275      45,529     28,751     36,275     45,529
 7                85,491    840,000    840,000    840,000      32,770     42,782      55,623     32,770     42,782     55,623
 8               100,266    840,000    840,000    840,000      36,368     49,224      66,429     36,368     49,224     66,429
 9               115,779    840,000    840,000    840,000      39,497     55,548      77,978     39,497     55,548     77,978
10               132,068    840,000    840,000    840,000      42,104     61,691      90,303     42,104     61,691     90,303

15               226,575    840,000    840,000    840,000      46,074     88,066     166,020     46,074     88,066    166,020
20               347,193    840,000    840,000    840,000      28,642     99,430     273,457     28,642     99,430    273,457
25               501,136          0    840,000    840,000           0     73,985     431,117          0     73,985    431,117
30               697,610          0          0    840,000           0          0     690,950          0          0    690,950

20 (Age 65)      347,193    840,000    840,000    840,000      28,642     99,430     273,457     28,642     99,430    273,457


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.


Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    Table VI

      FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                  UNISEX ISSUE AGE 45 PREFERRED NONSMOKER RISK
                               FULLY UNDERWRITTEN
              CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                             $10,000 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST
                              FACE AMOUNT $840,000
                            DEATH BENEFIT OPTION 1




                Premiums             Death Benefit                  Total Account Value                 Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment           Gross Annual Investment
                   at                  Return of                         Return of                         Return of
Policy         5% Interest --------------------------------- --------------------------------- ----------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%    Gross 12%
------         ---------    --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
 1                10,500    840,000    840,000      840,000     7,148      7,625        8,103     7,848      8,325        8,803
 2                21,525    840,000    840,000      840,000    14,151     15,564       17,036    14,676     16,089       17,561
 3                33,101    840,000    840,000      840,000    20,733     23,538       26,579    20,733     23,538       26,579
 4                45,256    840,000    840,000      840,000    26,935     31,584       36,835    26,935     31,584       36,835
 5                58,019    840,000    840,000      840,000    32,804     39,753       47,929    32,804     39,753       47,929

 6                71,420    840,000    840,000      840,000    38,779     48,511       60,443    38,779     48,511       60,443
 7                85,491    840,000    840,000      840,000    44,491     57,498       74,117    44,491     57,498       74,117
 8               100,266    840,000    840,000      840,000    50,148     66,942       89,311    50,148     66,942       89,311
 9               115,779    840,000    840,000      840,000    55,533     76,638      105,956    55,533     76,638      105,956
10               132,068    840,000    840,000      840,000    60,606     86,559      124,173    60,606     86,559      124,173

15               226,575    840,000    840,000      840,000    80,487    139,991      247,583    80,487    139,991      247,583
20               347,193    840,000    840,000      840,000    87,928    197,344      449,424    87,928    197,344      449,424
25               501,136    840,000    840,000      927,195    87,322    265,995      799,306    87,322    265,995      799,306
30               697,610    840,000    840,000    1,487,568    65,195    340,889    1,390,250    65,195    340,889    1,390,250

20 (Age 65)      347,193    840,000    840,000      840,000    87,928    197,344      449,424    87,928    197,344      449,424


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.



Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.35% in Policy Years 11 and thereafter. Beginning in Policy Years 11 and thereafter, the illustrated net annual return is -1.17%, 4.83%, and 10.83%.



These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                   Table VII

      FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                SIMPLIFIED ISSUE
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST
                              FACE AMOUNT $656,000
                            DEATH BENEFIT OPTION 1




                Premiums             Death Benefit                  Total Account Value                 Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment           Gross Annual Investment
                   at                  Return of                         Return of                         Return of
Policy         5% Interest --------------------------------- --------------------------------- ----------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%    Gross 12%
------         ---------    --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
 1                26,250    656,000    656,000      656,000    17,486     18,617       19,749    19,236     20,367       21,499
 2                53,813    656,000    656,000      656,000    35,807     39,245       42,821    37,120     40,557       44,134
 3                82,754    656,000    656,000      656,000    53,717     60,667       68,187    53,717     60,667       68,187
 4               113,142    656,000    656,000      656,000    71,206     82,909       96,082    71,206     82,909       96,082
 5               145,049    656,000    656,000      656,000    88,285    106,018      126,790    88,285    106,018      126,790

 6               178,551    656,000    656,000      656,000   105,943    131,082      161,729   105,943    131,082      161,729
 7               213,729    656,000    656,000      656,000   123,160    157,129      200,237   123,160    157,129      200,237
 8               224,415    656,000    656,000      656,000   117,938    160,869      218,038   117,938    160,869      218,038
 9               235,636    656,000    656,000      656,000   112,489    164,520      237,536   112,489    164,520      237,536
10               247,418    656,000    656,000      656,000   106,765    168,041      258,905   106,765    168,041      258,905

15               315,775    656,000    656,000      836,521    72,778    182,612      398,854    72,778    182,612      398,854
20               403,017    656,000    656,000    1,112,790    23,955    187,019      608,000    23,955    187,019      608,000
25               514,362          0    656,000    1,478,268         0    166,957      912,397         0    166,957      912,397
30               656,471          0    656,000    1,958,864         0     91,769    1,345,411         0     91,769    1,345,411

20 (Age 65)      403,017    656,000    656,000    1,112,790    23,955    187,019      608,000    23,955    187,019      608,000


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.


Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                   Table VIII

      FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                SIMPLIFIED ISSUE
              CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST
                              FACE AMOUNT $656,000
                            DEATH BENEFIT OPTION 1




                Premiums             Death Benefit                  Total Account Value                 Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment           Gross Annual Investment
                   at                  Return of                         Return of                         Return of
Policy         5% Interest --------------------------------- --------------------------------- ----------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%    Gross 12%
------         ---------    --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
 1                26,250    656,000    656,000      656,000    20,198     21,467       22,736    21,948     23,217       24,486
 2                53,813    656,000    656,000      656,000    40,725     44,577       48,584    42,037     45,890       49,896
 3                82,754    656,000    656,000      656,000    60,847     68,636       77,060    60,847     68,636       77,060
 4               113,142    656,000    656,000      656,000    80,580     93,700      108,462    80,580     93,700      108,462
 5               145,049    656,000    656,000      656,000    99,934    119,826      143,117    99,934    119,826      143,117

 6               178,551    656,000    656,000      656,000   119,904    148,118      182,495   119,904    148,118      182,495
 7               213,729    656,000    656,000      656,000   139,488    177,632      226,007   139,488    177,632      226,007
 8               224,415    656,000    656,000      656,000   135,365    183,687      247,950   135,365    183,687      247,950
 9               235,636    656,000    656,000      681,082   131,087    189,849      272,105   131,087    189,849      272,105
10               247,418    656,000    656,000      724,929   126,612    196,093      298,574   126,612    196,093      298,574

15               315,775    656,000    656,000    1,005,191   101,575    231,534      479,276   101,575    231,534      479,276
20               403,017    656,000    656,000    1,396,308    66,100    268,683      762,907    66,100    268,683      762,907
25               514,362    656,000    656,000    1,973,920    22,780    312,675    1,218,317    22,780    312,675    1,218,317
30               656,471          0    656,000    2,819,992         0    360,219    1,936,861         0    360,219    1,936,861

20 (Age 65)      403,017    656,000    656,000    1,396,308    66,100    268,683      762,907    66,100    268,683      762,907


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.



Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.35% in Policy Years 11 and thereafter. Beginning in Policy Years 11 and thereafter, the illustrated net annual return is -1.17%, 4.83%, and 10.83%.



These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    Table IX

      FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                GUARANTEED ISSUE
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST
                              FACE AMOUNT $652,000
                            DEATH BENEFIT OPTION 1




                Premiums             Death Benefit                  Total Account Value                 Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment           Gross Annual Investment
                   at                  Return of                         Return of                         Return of
Policy         5% Interest --------------------------------- --------------------------------- ----------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%    Gross 12%
------         ---------    --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
 1                26,250    652,000    652,000      652,000    17,499     18,630       19,763    19,249     20,380       21,513
 2                53,813    652,000    652,000      652,000    35,834     39,273       42,851    37,147     40,586       44,164
 3                82,754    652,000    652,000      652,000    53,758     60,712       68,236    53,758     60,712       68,236
 4               113,142    652,000    652,000      652,000    71,262     82,973       96,153    71,262     82,973       96,153
 5               145,049    652,000    652,000      652,000    88,359    106,103      126,888    88,359    106,103      126,888

 6               178,551    652,000    652,000      652,000   106,035    131,190      161,857   106,035    131,190      161,857
 7               213,729    652,000    652,000      652,000   123,271    157,263      200,401   123,271    157,263      200,401
 8               224,415    652,000    652,000      652,000   118,070    161,034      218,244   118,070    161,034      218,244
 9               235,636    652,000    652,000      652,000   112,644    164,718      237,790   112,644    164,718      237,790
10               247,418    652,000    652,000      652,000   106,946    168,277      259,216   106,946    168,277      259,216

15               315,775    652,000    652,000      837,646    73,128    183,120      399,391    73,128    183,120      399,391
20               403,017    652,000    652,000    1,114,289    24,589    188,025      608,819    24,589    188,025      608,819
25               514,362          0    652,000    1,480,261         0    168,918      913,627         0    168,918      913,627
30               656,471          0    652,000    1,961,507         0     95,681    1,347,226         0     95,681    1,347,226

20 (Age 65)      403,017    652,000    652,000    1,114,289    24,589    188,025      608,819    24,589    188,025      608,819


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.


Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    Table X

      FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                GUARANTEED ISSUE
              CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST
                              FACE AMOUNT $652,000
                            DEATH BENEFIT OPTION 1




                Premiums             Death Benefit                  Total Account Value                 Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment           Gross Annual Investment
                   at                  Return of                         Return of                         Return of
Policy         5% Interest --------------------------------- --------------------------------- ----------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%    Gross 12%
------         ---------    --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
 1                26,250    652,000    652,000      652,000    19,972     21,234       22,496    21,722     22,984       24,246
 2                53,813    652,000    652,000      652,000    40,286     44,111       48,089    41,598     45,423       49,402
 3                82,754    652,000    652,000      652,000    60,207     67,937       76,297    60,207     67,937       76,297
 4               113,142    652,000    652,000      652,000    79,754     92,771      107,419    79,754     92,771      107,419
 5               145,049    652,000    652,000      652,000    98,942    118,675      141,785    98,942    118,675      141,785

 6               178,551    652,000    652,000      652,000   118,766    146,757      180,869   118,766    146,757      180,869
 7               213,729    652,000    652,000      652,000   138,231    176,078      224,085   138,231    176,078      224,085
 8               224,415    652,000    652,000      652,000   134,010    181,952      245,726   134,010    181,952      245,726
 9               235,636    652,000    652,000      674,756   129,665    187,955      269,577   129,665    187,955      269,577
10               247,418    652,000    652,000      718,068   125,160    194,066      295,748   125,160    194,066      295,748

15               315,775    652,000    652,000      996,644   100,755    229,429      475,201   100,755    229,429      475,201
20               403,017    652,000    652,000    1,387,598    66,880    267,274      758,148    66,880    267,274      758,148
25               514,362    652,000    652,000    1,962,412    24,159    311,335    1,211,214    24,159    311,335    1,211,214
30               656,471          0    652,000    2,803,439         0    358,784    1,925,492         0    358,784    1,925,492

20 (Age 65)      403,017    652,000    652,000    1,387,598    66,880    267,274      758,148    66,880    267,274      758,148


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.



Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.35% in Policy Years 11 and thereafter. Beginning in Policy Years 11 and thereafter, the illustrated net annual return is -1.17%, 4.83%, and 10.83%.



These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    Table XI

      FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                  UNISEX ISSUE AGE 45 PREFERRED NONSMOKER RISK
                               FULLY UNDERWRITTEN
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST
                              FACE AMOUNT $684,000
                            DEATH BENEFIT OPTION 1




                Premiums             Death Benefit                  Total Account Value                 Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment           Gross Annual Investment
                   at                  Return of                         Return of                         Return of
Policy         5% Interest --------------------------------- --------------------------------- ----------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%    Gross 12%
------         ---------    --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
 1                26,250    684,000    684,000      684,000    17,396     18,524       19,653    19,146     20,274       21,403
 2                53,813    684,000    684,000      684,000    35,621     39,047       42,611    36,934     40,359       43,924
 3                82,754    684,000    684,000      684,000    53,428     60,352       67,843    53,428     60,352       67,843
 4               113,142    684,000    684,000      684,000    70,808     82,462       95,580    70,808     82,462       95,580
 5               145,049    684,000    684,000      684,000    87,770    105,424      126,105    87,770    105,424      126,105

 6               178,551    684,000    684,000      684,000   105,303    130,323      160,829   105,303    130,323      160,829
 7               213,729    684,000    684,000      684,000   122,384    156,184      199,086   122,384    156,184      199,086
 8               224,415    684,000    684,000      684,000   117,015    159,718      216,595   117,015    159,718      216,595
 9               235,636    684,000    684,000      684,000   111,404    163,135      235,752   111,404    163,135      235,752
10               247,418    684,000    684,000      684,000   105,503    166,391      256,723   105,503    166,391      256,723

15               315,775    684,000    684,000      828,239    70,327    179,053      394,905    70,327    179,053      394,905
20               403,017    684,000    684,000    1,101,759    19,524    179,979      601,973    19,524    179,979      601,973
25               514,362          0    684,000    1,463,603         0    153,226      903,345         0    153,226      903,345
30               656,471          0    684,000    1,939,421         0     64,381    1,332,057         0     64,381    1,332,057

20 (Age 65)      403,017    684,000    684,000    1,101,759    19,524    179,979      601,973    19,524    179,979      601,973


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.


Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                   Table XII

      FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                  UNISEX ISSUE AGE 45 PREFERRED NONSMOKER RISK
                               FULLY UNDERWRITTEN
              CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST
                              FACE AMOUNT $684,000
                            DEATH BENEFIT OPTION 1




                Premiums             Death Benefit                  Total Account Value                 Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment           Gross Annual Investment
                   at                  Return of                         Return of                         Return of
Policy         5% Interest --------------------------------- --------------------------------- ----------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%    Gross 12%
------         ---------    --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
 1                26,250    684,000    684,000      684,000    20,332     21,605       22,879    22,082     23,355       24,629
 2                53,813    684,000    684,000      684,000    40,862     44,726       48,746    42,174     46,039       50,058
 3                82,754    684,000    684,000      684,000    60,872     68,678       77,122    60,872     68,678       77,122
 4               113,142    684,000    684,000      684,000    80,407     93,543      108,325    80,407     93,543      108,325
 5               145,049    684,000    684,000      684,000    99,515    119,410      142,712    99,515    119,410      142,712

 6               178,551    684,000    684,000      684,000   119,228    147,419      181,785   119,228    147,419      181,785
 7               213,729    684,000    684,000      684,000   138,577    176,657      224,981   138,577    176,657      224,981
 8               224,415    684,000    684,000      684,000   134,257    182,459      246,612   134,257    182,459      246,612
 9               235,636    684,000    684,000      684,000   129,839    188,408      270,485   129,839    188,408      270,485
10               247,418    684,000    684,000      720,599   125,289    194,484      296,791   125,289    194,484      296,791

15               315,775    684,000    684,000    1,001,946   100,691    229,594      477,729   100,691    229,594      477,729
20               403,017    684,000    684,000    1,399,347    67,279    267,327      764,567    67,279    267,327      764,567
25               514,362    684,000    684,000    1,989,733    27,470    312,532    1,228,076    27,470    312,532    1,228,076
30               656,471          0    684,000    2,861,123         0    361,961    1,965,111         0    361,961    1,965,111

20 (Age 65)      403,017    684,000    684,000    1,399,347    67,279    267,327      764,567    67,279    267,327      764,567


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.



Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.35% in Policy Years 11 and thereafter. Beginning in Policy Years 11 and thereafter, the illustrated net annual return is -1.17%, 4.83%, and 10.83%.



These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                         Lincoln Life Flexible Premium
                            Variable Life Account S

Lincoln Life Flexible Premium Variable Life Account S


STATEMENT OF ASSETS AND LIABILITY (UNAUDITED)

June 30, 1999

                                                            American       American
                                                             Century       Century         Baron
                                                            VP Income         VP          Capital
                                                            & Growth    International      Asset
                                               Combined    Subaccount     Subaccount    Subaccount
                                             ------------ ------------ --------------- ------------
Assets
 Investments at Market - Affiliated
  (Cost $10,004)                              $  10,212     $    --        $    --       $    --
 Investments at Market - Unaffiliated
  (Cost $23,064)                                 23,860       1,065          1,003         1,022
                                              ---------     -------        -------       -------
Total Assets                                     34,072       1,065          1,003         1,022
Liability - Payable to The Lincoln National
 Life Insurance Company                              --          --             --            --
                                              ---------     -------        -------       -------
NET ASSETS                                    $  34,072     $ 1,065        $ 1,003       $ 1,022
                                              =========     =======        =======       =======
Percent of net assets                            100.00%       3.13%          2.95%         3.00%
                                              =========     =======        =======       =======
Net assets are represented by:
 Units in accumulation period                                   100            100           100
 Unit value                                                 $ 10.65        $ 10.03       $ 10.22
                                                            -------        -------       -------
NET ASSETS                                                  $ 1,065        $ 1,003       $ 1,022
                                                            =======        =======       =======



                                                BT EAFE        BT           BT        Delaware     Delaware
                                                Equity     Equity 500    Small Cap     Premium     Premium
                                                 Index        Index        Index     Delchester     Devon
                                              Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                                             ------------ ------------ ------------ ------------ -----------
Assets
 Investments at Market - Affiliated
  (Cost $10,004)                               $    --      $    --      $    --      $ 1,000      $ 1,023
 Investments at Market - Unaffiliated
  (Cost $23,064)                                   986        1,061        1,042           --           --
                                               -------      -------      -------      -------      -------
Total Assets                                       986        1,061        1,042        1,000        1,023
Liability - Payable to The Lincoln National
 Life Insurance Company                             --           --           --           --           --
                                               -------      -------      -------      -------      -------
NET ASSETS                                     $   986      $ 1,061      $ 1,042      $ 1,000      $ 1,023
                                               =======      =======      =======      =======      =======
Percent of net assets                             2.89%        3.12%        3.06%        2.93%        3.00%
                                               =======      =======      =======      =======      =======
Net assets are represented by:
 Units in accumulation period                      100          100          100          100          100
 Unit value                                    $  9.86      $ 10.61      $ 10.42      $ 10.00      $ 10.23
                                               -------      -------      -------      -------      -------
NET ASSETS                                     $   986      $ 1,061      $ 1,042      $ 1,000      $ 1,023
                                               =======      =======      =======      =======      =======


                                                 Delaware                   Delaware       Fidelity
                                                 Premium       Delaware      Premium         VIP
                                              International     Premium     Small Cap       Growth
                                                  Equity         REIT         Value     Service Class
                                                Subaccount    Subaccount   Subaccount     Subaccount
                                             --------------- ------------ ------------ ---------------
Assets
 Investments at Market - Affiliated
  (Cost $10,004)                                 $   992       $   999      $ 1,025        $    --
 Investments at Market - Unaffiliated
  (Cost $23,064)                                      --            --           --          1,060
                                                 -------       -------      -------        -------
Total Assets                                         992           999        1,025          1,060
Liability - Payable to The Lincoln National
 Life Insurance Company                               --            --           --             --
                                                 -------       -------      -------        -------
NET ASSETS                                       $   992       $   999      $ 1,025        $ 1,060
                                                 =======       =======      =======        =======
Percent of net assets                               2.91%         2.93%        3.01%          3.11%
                                                 =======       =======      =======        =======
Net assets are represented by:
 Units in accumulation period                        100           100          100            100
 Unit value                                      $  9.92       $  9.99      $ 10.25        $ 10.60
                                                 -------       -------      -------        -------
NET ASSETS                                       $   992       $   999      $ 1,025        $ 1,060
                                                 =======       =======      =======        =======



                                                 Fidelity
                                                  VIP II         Fidelity
                                                  Asset           VIP II         Janus                    Janus
                                                 Manager        Contrafund    Aggressive     Janus     Worldwide
                                              Service Class   Service Class     Growth      Balanced      Growth
                                                Subaccount      Subaccount    Subaccount   Subaccount   Subaccount
                                             --------------- --------------- ------------ ------------ -----------
Assets
 Investments at Market - Affiliated
  (Cost $10,004)                                 $    --         $    --       $    --      $    --      $    --
 Investments at Market - Unaffiliated
  (Cost $23,064)                                   1,043           1,044         1,070        1,045        1,045
                                                 -------         -------       -------      -------      -------
Total Assets                                       1,043           1,044         1,070        1,045        1,045
Liability - Payable to The Lincoln National
 Life Insurance Company                               --              --            --           --           --
                                                 -------         -------       -------      -------      -------
NET ASSETS                                       $ 1,043         $ 1,044       $ 1,070      $ 1,045      $ 1,045
                                                 =======         =======       =======      =======      =======
Percent of net assets                               3.06%           3.06%         3.14%        3.07%        3.07%
                                                 =======         =======       =======      =======      =======
Net assets are represented by:
 Units in accumulation period                        100             100           100          100          100
 Unit value                                      $ 10.43         $ 10.44       $ 10.70      $ 10.45      $ 10.45
                                                 -------         -------       -------      -------      -------
NET ASSETS                                       $ 1,043         $ 1,044       $ 1,070      $ 1,045      $ 1,045
                                                 =======         =======       =======      =======      =======

See accompanying notes.

                                                                     LN            LN
                                                       LN          Capital       Equity-
                                                      Bond      Appreciation     Income
                                                   Subaccount    Subaccount    Subaccount
                                                  ------------ -------------- ------------
Assets
 Investments at Market - Affiliated
  (Cost $10,004)                                    $ 1,013       $ 1,076       $ 1,019
 Investments at Market - Unaffiliated
  (Cost $23,064)                                         --            --            --
                                                    -------       -------       -------
Total Assets                                          1,013         1,076         1,019
Liability - Payable to The Lincoln National Life
 Insurance Company                                       --            --            --
                                                    -------       -------       -------
NET ASSETS                                          $ 1,013       $ 1,076       $ 1,019
                                                    =======       =======       =======
Percent of net assets                                  2.97%         3.16%         2.99%
                                                    =======       =======       =======
Net assets are represented by:
 Units in accumulation period                           100           100           100
 Unit value                                         $ 10.13       $ 10.76       $ 10.19
                                                    -------       -------       -------
NET ASSETS                                          $ 1,013       $ 1,076       $ 1,019
                                                    =======       =======       =======



                                                       LN           LN            MFS                        MFS
                                                      Money       Social        Capital          MFS        Total
                                                     Market      Awareness   Opportunities    Research      Return
                                                   Subaccount   Subaccount     Subaccount    Subaccount   Subaccount
                                                  ------------ ------------ --------------- ------------ -----------
Assets
 Investments at Market - Affiliated
  (Cost $10,004)                                    $ 1,002      $ 1,063        $    --       $    --      $    --
 Investments at Market - Unaffiliated
  (Cost $23,064)                                         --           --          1,044         1,066        1,015
                                                    -------      -------        -------       -------      -------
Total Assets                                          1,002        1,063          1,044         1,066        1,015
Liability - Payable to The Lincoln National Life
 Insurance Company                                       --           --             --            --           --
                                                    -------      -------        -------       -------      -------
NET ASSETS                                          $ 1,002      $ 1,063        $ 1,044       $ 1,066      $ 1,015
                                                    =======      =======        =======       =======      =======
Percent of net assets                                  2.95%        3.12%          3.06%         3.13%        2.98%
                                                    =======      =======        =======       =======      =======
Net assets are represented by:
 Units in accumulation period                           100          100            100           100          100
 Unit value                                         $ 10.02      $ 10.63        $ 10.44       $ 10.66      $ 10.15
                                                    -------      -------        -------       -------      -------
NET ASSETS                                          $ 1,002      $ 1,063        $ 1,044       $ 1,066      $ 1,015
                                                    =======      =======        =======       =======      =======


                                                                    AMT
                                                       MFS        Mid-Cap        AMT          OCC
                                                    Utilities     Growth      Partners      Managed
                                                   Subaccount   Subaccount   Subaccount   Subaccount
                                                  ------------ ------------ ------------ ------------
Assets
 Investments at Market - Affiliated
  (Cost $10,004)                                    $    --      $    --      $    --      $    --
 Investments at Market - Unaffiliated
  (Cost $23,064)                                      1,013        1,073        1,030        1,025
                                                    -------      -------      -------      -------
Total Assets                                          1,013        1,073        1,030        1,025
Liability - Payable to The Lincoln National Life
 Insurance Company                                       --           --           --           --
                                                    -------      -------      -------      -------
NET ASSETS                                          $ 1,013      $ 1,073      $ 1,030      $ 1,025
                                                    =======      =======      =======      =======
Percent of net assets                                  2.97%        3.15%        3.02%        3.01%
                                                    =======      =======      =======      =======
Net assets are represented by:
 Units in accumulation period                           100          100          100          100
 Unit value                                         $ 10.13      $ 10.73      $ 10.30      $ 10.25
                                                    -------      -------      -------      -------
NET ASSETS                                          $ 1,013      $ 1,073      $ 1,030      $ 1,025
                                                    =======      =======      =======      =======



                                                   Oppenheimer    Templeton
                                                   Main Street      Asset       Templeton     Templeton
                                                    Growth and   Allocation   International     Stock
                                                      Income       Class 2       Class 2       Class 2
                                                    Subaccount   Subaccount     Subaccount    Subaccount
                                                  ------------- ------------ --------------- -----------
Assets
 Investments at Market - Affiliated
  (Cost $10,004)                                     $    --      $    --        $    --       $    --
 Investments at Market - Unaffiliated
  (Cost $23,064)                                       1,060        1,013          1,012         1,023
                                                     -------      -------        -------       -------
Total Assets                                           1,060        1,013          1,012         1,023
Liability - Payable to The Lincoln National Life
 Insurance Company                                        --           --             --            --
                                                     -------      -------        -------       -------
NET ASSETS                                           $ 1,060      $ 1,013        $ 1,012       $ 1,023
                                                     =======      =======        =======       =======
Percent of net assets                                   3.11%        2.97%          2.97%         3.00%
                                                     =======      =======        =======       =======
Net assets are represented by:
 Units in accumulation period                            100          100            100           100
 Unit value                                          $ 10.60      $ 10.13        $ 10.12       $ 10.23
                                                     -------      -------        -------       -------
NET ASSETS                                           $ 1,060      $ 1,013        $ 1,012       $ 1,023
                                                     =======      =======        =======       =======

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S


STATEMENT OF OPERATIONS (UNAUDITED)
Period from May 14, 1999 to June 30, 1999


                                                         American       American
                                                          Century       Century         Baron
                                                         VP Income         VP          Capital
                                                         & Growth    International      Asset
                                             Combined   Subaccount     Subaccount    Subaccount
                                            ---------- ------------ --------------- ------------
Net Investment Income:
 Dividends from investment income             $   68       $ --           $ --           $12
 Dividends from net realized gains on
  investments                                     --         --             --            --
 Mortality and expense guarantees                 --         --             --            --
                                              ------       ----           ----           ---
NET INVESTMENT INCOME                             68         --             --            12
Net Realized and Unrealized
 Gain (Loss) on Investments:
  Net realized gain (loss) on investments         --         --             --            --
  Net change in unrealized appreciation or
   depreciation on investments                 1,004         65              3            10
                                              ------       ----           ----           ---
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS                    1,004         65              3            10
                                              ------       ----           ----           ---
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS             $1,072       $ 65           $  3           $22
                                              ======       ====           ====           ===



                                               BT EAFE        BT           BT        Delaware     Delaware
                                               Equity     Equity 500    Small Cap     Premium     Premium
                                                Index        Index        Index     Delchester     Devon
                                             Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                                            ------------ ------------ ------------ ------------ -----------
Net Investment Income:
 Dividends from investment income              $  --         $ --         $ --         $ 2          $ --
 Dividends from net realized gains on
  investments                                     --           --           --          --            --
 Mortality and expense guarantees                 --           --           --          --            --
                                               -----         ----         ----         ---          ----
NET INVESTMENT INCOME                             --           --           --           2            --
Net Realized and Unrealized
 Gain (Loss) on Investments:
  Net realized gain (loss) on investments         --           --           --          --            --
  Net change in unrealized appreciation or
   depreciation on investments                   (14)          61           42            (2)         23
                                               -----         ----         ----         ------       ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS                      (14)          61           42            (2)         23
                                               -----         ----         ----         ------       ----
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS              $ (14)        $ 61         $ 42         $ --         $ 23
                                               =====         ====         ====         =====        ====


                                                Delaware                   Delaware       Fidelity
                                                Premium       Delaware      Premium         VIP
                                             International     Premium     Small Cap       Growth
                                                 Equity         REIT         Value     Service Class
                                               Subaccount    Subaccount   Subaccount     Subaccount
                                            --------------- ------------ ------------ ---------------
Net Investment Income:
 Dividends from investment income                $ --           $ --         $ --           $ --
 Dividends from net realized gains on
  investments                                     --             --            --             --
 Mortality and expense guarantees                 --             --            --             --
                                                 ----           ----         ----           ----
NET INVESTMENT INCOME                             --             --            --             --
Net Realized and Unrealized Gain (Loss) on
 Investments:
  Net realized gain (loss) on investments         --             --            --             --
  Net change in unrealized appreciation or
   depreciation on investments                    (8)            (1)           25             60
                                                 ------         ------       ----           ----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                            (8)            (1)           25             60
                                                 ------         ------       ----           ----
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS                $(8)           $(1)         $ 25           $ 60
                                                 =====          =====        ====           ====



                                                Fidelity
                                                 VIP II         Fidelity
                                                 Asset           VIP II         Janus                    Janus
                                                Manager        Contrafund    Aggressive     Janus     Worldwide
                                             Service Class   Service Class     Growth      Balanced      Growth
                                               Subaccount      Subaccount    Subaccount   Subaccount   Subaccount
                                            --------------- --------------- ------------ ------------ -----------
Net Investment Income:
 Dividends from investment income                 $ --            $ --           $41          $10         $ 1
 Dividends from net realized gains on
  investments                                       --              --            --           --          --
 Mortality and expense guarantees                   --              --            --           --          --
                                                  ----            ----           ---          ---         ---
NET INVESTMENT INCOME                               --              --            41           10           1
Net Realized and Unrealized Gain (Loss) on
 Investments:
  Net realized gain (loss) on investments           --              --            --           --          --
  Net change in unrealized appreciation or
   depreciation on investments                      43              44            29           35          44
                                                  ----            ----           ---          ---         ---
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                              43              44            29           35          44
                                                  ----            ----           ---          ---         ---
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS                 $ 43            $ 44           $70          $45         $45
                                                  ====            ====           ===          ===         ===

See accompanying notes.

                                                               LN            LN
                                                 LN          Capital       Equity-
                                                Bond      Appreciation     Income
                                             Subaccount    Subaccount    Subaccount
                                            ------------ -------------- ------------
Net Investment Income:
 Dividends from investment income               $ --          $ --          $ --
 Dividends from net realized gains on
  investments                                     --            --            --
 Mortality and expense guarantees                 --            --            --
                                                ----          ----          ----
NET INVESTMENT INCOME                             --            --            --
Net Realized and Unrealized Gain (Loss) on
 Investments:
  Net realized gain (loss) on investments         --            --            --
  Net change in unrealized appreciation or
   depreciation on investments                    13            76            19
                                                ----          ----          ----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                            13            76            19
                                                ----          ----          ----
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      $ 13          $ 76          $ 19
                                                ====          ====          ====



                                                 LN           LN            MFS                        MFS
                                                Money       Social        Capital          MFS        Total
                                               Market      Awareness   Opportunities    Research      Return
                                             Subaccount   Subaccount     Subaccount    Subaccount   Subaccount
                                            ------------ ------------ --------------- ------------ -----------
Net Investment Income:
 Dividends from investment income                $ 2         $ --           $ --          $ --         $ --
 Dividends from net realized gains on
  investments                                     --           --             --            --           --
 Mortality and expense guarantees                 --           --             --            --           --
                                                 ---         ----           ----          ----         ----
NET INVESTMENT INCOME                              2           --             --            --           --
Net Realized and Unrealized Gain (Loss) on
 Investments:
  Net realized gain (loss) on investments         --           --             --            --           --
  Net change in unrealized appreciation or
   depreciation on investments                    --           63             44            66           15
                                                 ---         ----           ----          ----         ----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                            --           63             44            66           15
                                                 ---         ----           ----          ----         ----
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       $ 2         $ 63           $ 44          $ 66         $ 15
                                                 ===         ====           ====          ====         ====


                                                              AMT
                                                 MFS        Mid-Cap        AMT          OCC
                                              Utilities     Growth      Partners      Managed
                                             Subaccount   Subaccount   Subaccount   Subaccount
                                            ------------ ------------ ------------ ------------
Net Investment Income:
 Dividends from investment income               $ --         $ --         $ --         $ --
 Dividends from net realized gains on
  investments                                     --           --           --           --
 Mortality and expense guarantees                 --           --           --           --
                                                ----         ----         ----         ----
NET INVESTMENT INCOME                             --           --           --           --
Net Realized and Unrealized Gain (Loss) on
 Investments:
  Net realized gain (loss) on investments         --           --           --           --
  Net change in unrealized appreciation or
   depreciation on investments                    13           73           30           25
                                                ----         ----         ----         ----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                            13           73           30           25
                                                ----         ----         ----         ----
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS               $ 13         $ 73         $ 30         $ 25
                                                ====         ====         ====         ====



                                             Oppenheimer    Templeton
                                             Main Street      Asset       Templeton     Templeton
                                              Growth and   Allocation   International     Stock
                                                Income       Class 2       Class 2       Class 2
                                              Subaccount   Subaccount     Subaccount    Subaccount
                                            ------------- ------------ --------------- -----------
Net Investment Income:
 Dividends from investment income                $ --         $ --           $ --          $ --
 Dividends from net realized gains on
  investments                                      --           --             --            --
 Mortality and expense guarantees                  --           --             --            --
                                                 ----         ----           ----          ----
NET INVESTMENT INCOME                              --           --             --            --
Net Realized and Unrealized Gain (Loss) on
 Investments:
  Net realized gain (loss) on investments          --           --             --            --
  Net change in unrealized appreciation or
   depreciation on investments                     60           13             12            23
                                                 ----         ----           ----          ----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                             60           13             12            23
                                                 ----         ----           ----          ----
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS                $ 60         $ 13           $ 12          $ 23
                                                 ====         ====           ====          ====

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S


STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
Period from May 14, 1999 to June 30, 1999


                                                        American       American
                                                         Century       Century         Baron
                                                        VP Income         VP          Capital
                                                        & Growth    International      Asset
                                            Combined   Subaccount     Subaccount    Subaccount
                                           ---------- ------------ --------------- ------------
Changes From Operations:
 Net investment income                      $    68      $   --         $   --        $   12
 Net realized gain (loss) on investments         --          --             --            --
 Net change in unrealized appreciation or
  depreciation on investments                 1,004          65              3            10
                                            -------      ------         ------        ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    1,072          65              3            22
Change From Unit Transactions:
 Participant purchases                       33,000       1,000          1,000         1,000
 Participant withdrawals                         --          --             --            --
                                            -------      ------         ------        ------
NET INCREASE IN NET ASSETS RESULTING
 FROM UNIT TRANSACTIONS                      33,000       1,000          1,000         1,000
                                            -------      ------         ------        ------
TOTAL INCREASE IN NET ASSETS                 34,072       1,065          1,003         1,022
                                            -------      ------         ------        ------
NET ASSETS AT JUNE 30, 1999                 $34,072      $1,065         $1,003        $1,022
                                            =======      ======         ======        ======



                                              BT EAFE        BT           BT        Delaware     Delaware
                                              Equity     Equity 500    Small Cap     Premium     Premium
                                               Index        Index        Index     Delchester     Devon
                                            Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                                           ------------ ------------ ------------ ------------ -----------
Changes From Operations:
 Net investment income                       $    --       $   --       $   --       $   2        $   --
 Net realized gain (loss) on investments          --           --           --          --            --
 Net change in unrealized appreciation or
  depreciation on investments                    (14)          61           42            (2)         23
                                             -------       ------       ------       --------     ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       (14)          61           42          --            23
Change From Unit Transactions:
 Participant purchases                         1,000        1,000        1,000       1,000         1,000
 Participant withdrawals                          --           --           --          --            --
                                             -------       ------       ------       -------      ------
NET INCREASE IN NET ASSETS RESULTING
 FROM UNIT TRANSACTIONS                        1,000        1,000        1,000       1,000         1,000
                                             -------       ------       ------       -------      ------
TOTAL INCREASE IN NET ASSETS                     986        1,061        1,042       1,000         1,023
                                             -------       ------       ------       -------      ------
NET ASSETS AT JUNE 30, 1999                  $   986       $1,061       $1,042       $1,000       $1,023
                                             =======       ======       ======       =======      ======


                                               Delaware                   Delaware       Fidelity
                                               Premium       Delaware      Premium         VIP
                                            International     Premium     Small Cap       Growth
                                                Equity         REIT         Value     Service Class
                                              Subaccount    Subaccount   Subaccount     Subaccount
                                           --------------- ------------ ------------ ---------------

Changes From Operations:
 Net investment income                         $    --       $    --       $   --         $   --
 Net realized gain (loss) on investments            --            --           --             --
 Net change in unrealized appreciation or
  depreciation on investments                       (8)           (1)          25             60
                                               --------      --------      ------         ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                          (8)           (1)          25             60
Change From Unit Transactions:
 Participant purchases                           1,000         1,000        1,000          1,000
 Participant withdrawals                            --            --           --             --
                                               -------       -------       ------         ------
NET INCREASE IN NET ASSETS RESULTING
 FROM UNIT TRANSACTIONS                          1,000         1,000        1,000          1,000
                                               -------       -------       ------         ------
TOTAL INCREASE IN NET ASSETS                       992           999        1,025          1,060
                                               -------       -------       ------         ------
NET ASSETS AT JUNE 30, 1999                    $   992       $   999       $1,025         $1,060
                                               =======       =======       ======         ======



                                               Fidelity
                                                VIP II         Fidelity
                                                Asset           VIP II         Janus                    Janus
                                               Manager        Contrafund    Aggressive     Janus     Worldwide
                                            Service Class   Service Class     Growth      Balanced      Growth
                                              Subaccount      Subaccount    Subaccount   Subaccount   Subaccount
                                           --------------- --------------- ------------ ------------ -----------

Changes From Operations:
 Net investment income                          $   --          $   --        $   41       $   10       $    1
 Net realized gain (loss) on investments            --              --            --           --           --
 Net change in unrealized appreciation or
  depreciation on investments                       43              44            29           35           44
                                                ------          ------        ------       ------       ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                          43              44            70           45           45
Change From Unit Transactions:
 Participant purchases                           1,000           1,000         1,000        1,000        1,000
 Participant withdrawals                            --              --            --           --           --
                                                ------          ------        ------       ------       ------
NET INCREASE IN NET ASSETS RESULTING
 FROM UNIT TRANSACTIONS                          1,000           1,000         1,000        1,000        1,000
                                                ------          ------        ------       ------       ------
TOTAL INCREASE IN NET ASSETS                     1,043           1,044         1,070        1,045        1,045
                                                ------          ------        ------       ------       ------
NET ASSETS AT JUNE 30, 1999                     $1,043          $1,044        $1,070       $1,045       $1,045
                                                ======          ======        ======       ======       ======

See accompanying notes.

                                                              LN            LN
                                                LN          Capital       Equity-
                                               Bond      Appreciation     Income
                                            Subaccount    Subaccount    Subaccount
                                           ------------ -------------- ------------
Changes From Operations:
 Net investment income                        $   --        $   --        $   --
 Net realized gain (loss) on investments          --            --            --
 Net change in unrealized appreciation or
  depreciation on investments                     13            76            19
                                              ------        ------        ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        13            76            19
Change From Unit Transactions:
 Participant purchases                         1,000         1,000         1,000
 Participant withdrawals                          --            --            --
                                              ------        ------        ------
NET INCREASE IN NET ASSETS RESULTING
 FROM UNIT TRANSACTIONS                        1,000         1,000         1,000
                                              ------        ------        ------
TOTAL INCREASE IN NET ASSETS                   1,013         1,076         1,019
                                              ------        ------        ------
NET ASSETS AT JUNE 30, 1999                   $1,013        $1,076        $1,019
                                              ======        ======        ======



                                                LN           LN            MFS                        MFS
                                               Money       Social        Capital          MFS        Total
                                              Market      Awareness   Opportunities    Research      Return
                                            Subaccount   Subaccount     Subaccount    Subaccount   Subaccount
                                           ------------ ------------ --------------- ------------ -----------
Changes From Operations:
 Net investment income                        $    2       $   --         $   --        $   --       $   --
 Net realized gain (loss) on investments          --           --             --            --           --
 Net change in unrealized appreciation or
  depreciation on investments                     --           63             44            66           15
                                              ------       ------         ------        ------       ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         2           63             44            66           15
Change From Unit Transactions:
 Participant purchases                         1,000        1,000          1,000         1,000        1,000
 Participant withdrawals                          --           --             --            --           --
                                              ------       ------         ------        ------       ------
NET INCREASE IN NET ASSETS RESULTING
 FROM UNIT TRANSACTIONS                        1,000        1,000          1,000         1,000        1,000
                                              ------       ------         ------        ------       ------
TOTAL INCREASE IN NET ASSETS                   1,002        1,063          1,044         1,066        1,015
                                              ------       ------         ------        ------       ------
NET ASSETS AT JUNE 30, 1999                   $1,002       $1,063         $1,044        $1,066       $1,015
                                              ======       ======         ======        ======       ======


                                                             AMT
                                                MFS        Mid-Cap        AMT          OCC
                                             Utilities     Growth      Partners      Managed
                                            Subaccount   Subaccount   Subaccount   Subaccount
                                           ------------ ------------ ------------ ------------
Changes From Operations:
 Net investment income                        $   --       $   --       $   --       $   --
 Net realized gain (loss) on investments          --           --           --           --
 Net change in unrealized appreciation or
  depreciation on investments                     13           73           30           25
                                              ------       ------       ------       ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        13           73           30           25
Change From Unit Transactions:
 Participant purchases                         1,000        1,000        1,000        1,000
 Participant withdrawals                          --           --           --           --
                                              ------       ------       ------       ------
NET INCREASE IN NET ASSETS RESULTING
 FROM UNIT TRANSACTIONS                        1,000        1,000        1,000        1,000
                                              ------       ------       ------       ------
TOTAL INCREASE IN NET ASSETS                   1,013        1,073        1,030        1,025
                                              ------       ------       ------       ------
 NET ASSETS AT JUNE 30, 1999                  $1,013       $1,073       $1,030       $1,025
                                              ======       ======       ======       ======



                                            Oppenheimer    Templeton
                                            Main Street      Asset       Templeton     Templeton
                                             Growth and   Allocation   International     Stock
                                               Income       Class 2       Class 2       Class 2
                                             Subaccount   Subaccount     Subaccount    Subaccount
                                           ------------- ------------ --------------- -----------
Changes From Operations:
 Net investment income                         $   --       $   --         $   --        $   --
 Net realized gain (loss) on investments           --           --             --            --
 Net change in unrealized appreciation or
  depreciation on investments                      60           13             12            23
                                               ------       ------         ------        ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         60           13             12            23
Change From Unit Transactions:
 Participant purchases                          1,000        1,000          1,000         1,000
 Participant withdrawals                           --           --             --            --
                                               ------       ------         ------        ------
NET INCREASE IN NET ASSETS RESULTING
 FROM UNIT TRANSACTIONS                         1,000        1,000          1,000         1,000
                                               ------       ------         ------        ------
TOTAL INCREASE IN NET ASSETS                    1,060        1,013          1,012         1,023
                                               ------       ------         ------        ------
 NET ASSETS AT JUNE 30, 1999                   $1,060       $1,013         $1,012        $1,023
                                               ======       ======         ======        ======

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S


Notes to Financial Statements (Unaudited)

1.    Accounting Policies & Account
      Information

      The Account:
      Lincoln Life Flexible Premium Variable Life Account S (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (Lincoln Life) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on May 14, 1999, are part of the operations of Lincoln Life.


      The assets of the Variable Account are owned by Lincoln Life. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising out of any other business of Lincoln Life.


      Basis of Presentation:
      The accompanying financial statements have been prepared in accordance with generally accepted accounting principles for unit investment trusts.



      Investments:

      The assets of the Variable Account are divided into variable sub-accounts each of which is invested in shares of one of thirty-three portfolios of thirteen diversified open-end management investment companies, each portfolio with its own investment objective. The variable sub-accounts are:



      American Century Variable Products Group, Inc.
             VP Income & Growth Fund
             VP International Fund


      Baron Capital Funds Trust
             Baron Capital Asset Fund

      BT Insurance Funds Trust
             EAFE Equity Index
             Fund Equity 500 Index Fund
             Small Cap Index Fund


      Delaware Group Premium Fund, Inc.
             Delchester Series
             Devon Series
             International Equity Series
             REIT Series
             Small Cap Value Series


      Fidelity Variable Insurance Fund Service Class:
             Growth Portfolio


      Fidelity Variable Insurance Products Fund II Service Class:
             Asset Manager Portfolio
             Contrafund Portfolio


      Janus Aspen Series
             Aggressive Growth Portfolio
             Balanced Portfolio
             Worldwide Growth Portfolio


      Lincoln National (LN) Funds:
             LN Bond Fund, Inc.
             LN Capital Appreciation Fund, Inc.
             LN Equity-Income Fund, Inc.
             LN Money Market Fund, Inc.
             LN Social Awareness Fund, Inc.


      MFS Variable Insurance Trust:
             MFS Capital Opportunities Series
             MFS Research Series
             MFS Total Return Series
             MFS Utilities Series


      Neuberger Berman Advisers Management Trust (AMT)
             AMT Mid-Cap Growth Portfolio
             AMT Partners Portfolio


      OCC Accumulation Trust:
             Managed Portfolio

Lincoln Life Flexible Premium Variable Life Account S

      OppenheimerFunds
             Oppenheimer Main Street Growth and Income Fund/VA


      Templeton Variable Products Series Fund:
             Templeton Asset Allocation

              Fund-Class 2

             Templeton International Fund-Class 2
             Templeton Stock Fund-Class 2


      Investments in the variable sub-accounts are stated at the closing net asset value per share on June 30, 1999, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.


      Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.


      Dividends:
      Dividends paid to the Variable Account are automatically reinvested in shares of the variable sub-accounts on the payable date. Dividend income is recorded on the ex-dividend date.


      Federal Income Taxes:
      Operations of the Variable Account form a part of and are taxed with operations of Lincoln Life, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

2.    Mortality and Expense Guarantees
      & Other Transactions With Affiliates

      Amounts are paid to Lincoln Life for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The current rate of deduction, stated as an annual percentage, is .70% during the first ten years and .35% thereafter. The mortality and expense risk charges for each of the variable sub-accounts are reported in the statement of operations.


      Prior to the allocation of premiums to the Variable Account, Lincoln Life deducts a premium load for sales and administrative expenses associated with the startup and maintenance of the policy. The premium load is 10.5% for year one, 7.5% for years two through five, 3.5% for years six and seven, and 1.5% thereafter.


      Lincoln Life charges a monthly administrative fee of $6 currently, guaranteed not to exceed $10 per month during all policy years. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports.


      Lincoln Life assumes responsibility for providing the insurance benefit included in the policy. Lincoln Life charges a monthly deduction of the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately for the value of each variable sub-account and/or fixed account funding options. The fixed account is part of the general account of Lincoln Life and is not included in these financial statements.

Lincoln Life Flexible Premium Variable Life Account S


Notes to Financial Statements
(Unaudited) (Continued)

      Under certain circumstances, Lincoln Life reserves the right to charge a transfer fee of $25 for each transfer after the twelfth transfer per year between variable sub-accounts. For the period ended June 30, 1999, no transfer fees were deducted from the variable sub-accounts.


      In the period ended June 30, 1999 there were no fees charged by Lincoln Life for premium loads (deducted from premium payments), administrative fees and the amount deducted for the cost of insurance, both of which would be included in participant withdrawals in the statement of changes in net assets, for variable sub-accounts.

Lincoln Life Flexible Premium Variable Life Account S

3. Net Assets

The following is a summary of net assets owned at June 30, 1999.



                                                            American       American
                                                             Century       Century         Baron
                                                            VP Income         VP          Capital
                                                            & Growth    International      Asset
                                                Combined   Subaccount     Subaccount    Subaccount
                                               ---------- ------------ --------------- ------------
Unit Transactions:
 Accumulation units                             $33,000      $1,000         $1,000        $1,000
Accumulated net investment income                    68          --             --            12
Accumulated net realized gain (loss) on
 investments                                         --          --             --            --
Net unrealized appreciation (depreciation) on
 investments                                      1,004          65              3            10
                                                -------      ------         ------        ------
                                                $34,072      $1,065         $1,003        $1,022
                                                =======      ======         ======        ======



                                                  BT EAFE        BT           BT        Delaware     Delaware
                                                  Equity     Equity 500    Small Cap     Premium     Premium
                                                   Index        Index        Index     Delchester     Devon
                                                Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                                               ------------ ------------ ------------ ------------ -----------
Unit Transactions:
 Accumulation units                               $1,000       $1,000       $1,000       $1,000       $1,000
Accumulated net investment income                     --           --           --           2            --
Accumulated net realized gain (loss) on
 investments                                          --           --           --          --            --
Net unrealized appreciation (depreciation) on
 investments                                         (14)          61           42            (2)         23
                                                  ------       ------       ------       --------     ------
                                                  $  986       $1,061       $1,042       $1,000       $1,023
                                                  ======       ======       ======       =======      ======


                                                   Delaware                   Delaware       Fidelity
                                                   Premium       Delaware      Premium         VIP
                                                International     Premium     Small Cap       Growth
                                                    Equity         REIT         Value     Service Class
                                                  Subaccount    Subaccount   Subaccount     Subaccount
                                               --------------- ------------ ------------ ---------------
Unit Transactions:
 Accumulation units                                $ 1,000       $ 1,000       $ 1,000       $ 1,000
Accumulated net investment income                      --            --             --            --
Accumulated net realized gain (loss) on
 investments                                           --            --             --            --
Net unrealized appreciation (depreciation) on
 investments                                             (8)           (1)          25            60
                                                   ---------     ---------     -------       -------
                                                   $  992        $  999        $ 1,025       $ 1,060
                                                   ========      ========      =======       =======



                                                   Fidelity
                                                    VIP II         Fidelity
                                                    Asset           VIP II         Janus                    Janus
                                                   Manager        Contrafund    Aggressive     Janus     Worldwide
                                                Service Class   Service Class     Growth      Balanced      Growth
                                                  Subaccount      Subaccount    Subaccount   Subaccount   Subaccount
                                               --------------- --------------- ------------ ------------ -----------
Unit Transactions:
 Accumulation units                                $ 1,000         $ 1,000        $ 1,000      $ 1,000     $ 1,000
Accumulated net investment income                       --              --             41           10           1
Accumulated net realized gain (loss) on
 investments                                            --              --             --           --          --
Net unrealized appreciation (depreciation) on
 investments                                            43              44             29           35          44
                                                   -------         -------        -------      -------     -------
                                                   $ 1,043         $ 1,044        $ 1,070      $ 1,045     $ 1,045
                                                   =======         =======        =======      =======     =======

Lincoln Life Flexible Premium Variable Life Account S

                                                                  LN            LN
                                                    LN          Capital       Equity-
                                                   Bond      Appreciation     Income
                                                Subaccount    Subaccount    Subaccount
                                               ------------ -------------- ------------
Unit Transactions:
 Accumulation units                               $1,000        $1,000        $1,000
Accumulated net investment income                     --            --            --
Accumulated net realized gain (loss) on
 investments                                          --            --            --
Net unrealized appreciation (depreciation) on
 investments                                          13            76            19
                                                  ------        ------        ------
                                                  $1,013        $1,076        $1,019
                                                  ======        ======        ======



                                                    LN           LN            MFS                        MFS
                                                   Money       Social        Capital          MFS        Total
                                                  Market      Awareness   Opportunities    Research      Return
                                                Subaccount   Subaccount     Subaccount    Subaccount   Subaccount
                                               ------------ ------------ --------------- ------------ -----------
Unit Transactions:
 Accumulation units                               $1,000       $1,000         $1,000        $1,000       $1,000
Accumulated net investment income                      2           --             --            --           --
Accumulated net realized gain (loss) on
 investments                                          --           --             --            --           --
Net unrealized appreciation (depreciation) on
 investments                                          --           63             44            66           15
                                                  ------       ------         ------        ------       ------
                                                  $1,002       $1,063         $1,044        $1,066       $1,015
                                                  ======       ======         ======        ======       ======


                                                                 AMT
                                                    MFS        Mid-Cap        AMT          OCC
                                                 Utilities     Growth      Partners      Managed
                                                Subaccount   Subaccount   Subaccount   Subaccount
                                               ------------ ------------ ------------ ------------
Unit Transactions:
 Accumulation units                               $1,000       $1,000       $1,000       $1,000
Accumulated net investment income                     --           --           --           --
Accumulated net realized gain (loss) on
 investments                                          --           --           --           --
Net unrealized appreciation (depreciation) on
 investments                                          13           73           30           25
                                                  ------       ------       ------       ------
                                                  $1,013       $1,073       $1,030       $1,025
                                                  ======       ======       ======       ======



                                                Oppenheimer    Templeton
                                                Main Street      Asset       Templeton     Templeton
                                                 Growth and   Allocation   International     Stock
                                                   Income       Class 2       Class 2       Class 2
                                                 Subaccount   Subaccount     Subaccount    Subaccount
                                               ------------- ------------ --------------- -----------
Unit Transactions:
 Accumulation units                                $1,000       $1,000         $1,000        $1,000
Accumulated net investment income                      --           --             --            --
Accumulated net realized gain (loss) on
 investments                                           --           --             --            --
Net unrealized appreciation (depreciation) on
 investments                                           60           13             12            23
                                                   ------       ------         ------        ------
                                                   $1,060       $1,013         $1,012        $1,023
                                                   ======       ======         ======        ======

Lincoln Life Flexible Premium Variable Life Account S

4. Purchases and Sales of Investments


The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for the period from May 14, 1999 through June 30, 1999.




                                                           Aggregate     Aggregate
                                                            Cost of       Proceeds
                                                           Purchases     from Sales
                                                          -----------   -----------
American Century VP Income & Growth Fund                    $ 1,000         $--
American Century VP International Fund                        1,000          --
Baron Capital Asset Fund                                      1,012          --
BT EAFE Equity Index Fund                                     1,000          --
BT Equity 500 Index Fund                                      1,000          --
BT Small Cap Index Fund                                       1,000          --
Delaware Premium Delchester Series                            1,002          --
Delaware Premiun Devon Series                                 1,000          --
Delaware Premium International Equity Series                  1,000          --
Delaware Premium REIT Series                                  1,000          --
Delaware Premium Small Cap Value Series                       1,000          --
Fidelity VIP Growth Service Class Portfolio                   1,000          --
Fidelity VIP II Asset Manager Service Class Portfolio         1,000          --
Fidelity VIP II Contrafund Service Class Portfolio            1,000          --
Janus Aggressive Growth Portfolio                             1,041          --
Janus Balanced Portfolio                                      1,010          --
Janus Worldwide Growth Portfolio                              1,001          --
LN Bond Fund                                                  1,000          --
LN Capital Appreciation Fund                                  1,000          --
LN Equity-Income Fund                                         1,000          --
LN Money Market Fund                                          1,002          --
LN Social Awareness Fund                                      1,000          --
MFS Capital Opportunities Series                              1,000          --
MFS Research Series                                           1,000          --
MFS Total Return Series                                       1,000          --
MFS Utilities Series                                          1,000          --
AMT Mid-Cap Growth Portfolio                                  1,000          --
AMT Partners Portfolio                                        1,000          --
OCC Managed Portfolio                                         1,000          --
Oppenheimer Main Street Growth and Income Fund                1,000          --
Templeton Asset Allocation Class 2 Fund                       1,000          --
Templeton International Class 2 Fund                          1,000          --
Templeton Stock Class 2 Fund                                  1,000          --
                                                            -------         ---
                                                            $33,068         $--
                                                            =======         ===

Lincoln Life Flexible Premium Variable Life Account S

5. Investments


The following is a summary of investments owned at June 30, 1999.




                                                                              Net
                                                              Shares         Asset      Value of      Cost of
                                                           Outstanding       Value       Shares       Shares
                                                          -------------   ----------   ----------   ----------
American Century VP Income & Growth Fund                       143         $  7.44      $ 1,065      $ 1,000
American Century VP International Fund                         123            8.18        1,003        1,000
Baron Capital Asset Fund                                        65           15.66        1,022        1,012
BT EAFE Equity Index Fund                                       85           11.64          986        1,000
BT Equity 500 Index Fund                                        74           14.25        1,061        1,000
BT Small Cap Index Fund                                         96           10.85        1,042        1,000
Delaware Premium Delchester Series                             124            8.07        1,000        1,002
Delaware Premiun Devon Series                                   68           15.14        1,023        1,000
Delaware Premium International Equity Series                    57           17.43          992        1,000
Delaware Premium REIT Series                                   107            9.37          999        1,000
Delaware Premium Small Cap Value Series                         61           16.74        1,025        1,000
Fidelity VIP Growth Service Class Portfolio                     23           45.65        1,060        1,000
Fidelity VIP II Asset Manager Service Class Portfolio           59           17.62        1,043        1,000
Fidelity VIP II Contrafund Service Class Portfolio              40           26.06        1,044        1,000
Janus Aggressive Growth Portfolio                               31           34.62        1,070        1,041
Janus Balanced Portfolio                                        42           24.95        1,045        1,010
Janus Worldwide Growth Portfolio                                32           32.74        1,045        1,001
LN Bond Fund                                                    83           12.21        1,013        1,000
LN Capital Appreciation Fund                                    43           25.11        1,076        1,000
LN Equity-Income Fund                                           45           22.74        1,019        1,000
LN Money Market Fund                                           100           10.00        1,002        1,002
LN Social Awareness Fund                                        26           41.01        1,063        1,000
MFS Capital Opportunities Series                                60           17.44        1,044        1,000
MFS Research Series                                             52           20.48        1,066        1,000
MFS Total Return Series                                         56           18.10        1,015        1,000
MFS Utilities Series                                            50           20.23        1,013        1,000
AMT Mid-Cap Growth Portfolio                                    65           16.60        1,073        1,000
AMT Partners Portfolio                                          50           20.72        1,030        1,000
OCC Managed Portfolio                                           23           44.57        1,025        1,000
Oppenheimer Main Street Growth and Income Fund                  46           23.20        1,060        1,000
Templeton Asset Allocation Class 2 Fund                         48           21.05        1,013        1,000
Templeton International Class 2 Fund                            51           19.77        1,012        1,000
Templeton Stock Class 2 Fund                                    48           21.21        1,023        1,000
                                                                                        -------      -------
                                                                                        $34,072      $33,068
                                                                                        =======      =======

The Lincoln National Life Insurance Company

Balance Sheets -- Statutory Basis


                       LNL Statutory Financial Statements


                                                                    June 30
                                                                     1999
                                                                     -----
                                                                  (unaudited)
                                                                  -----------
                                                                 (in millions)
                                                                 -------------
Admitted assets
Cash and investments:
Bonds                                                            $  24,259.7
Preferred stocks                                                       243.2
Unaffiliated common stocks                                             162.6
Affiliated common stocks                                               330.3
Mortgage loans on real estate                                        4,088.2
Real estate                                                            440.9
Policy loans                                                         1,609.9
Other investments                                                      440.9
Cash and short-term investments                                      1,414.6
                                                                 -----------
Total cash and investments                                          32,990.3
Premiums and fees in course of collection                              (71.0)
Accrued investment income                                              473.0
Reinsurance recoverable                                                221.3
Funds withheld by ceding companies                                      36.5
Federal income taxes recoverable from parent company                    89.5
Goodwill                                                                47.6
Other admitted assets                                                   81.7
Separate account assets                                             41,079.4
                                                                 -----------
Total admitted assets                                            $  74,948.3
                                                                 ===========
Liabilities and capital and surplus
Liabilities:
Future policy benefits and claims                                $  12,399.1
Other policyholder funds                                            16,705.8
Amounts withheld or retained by Company as agent or trustee          1,217.8
Funds held under reinsurance treaties                                  810.6
Asset valuation reserve                                                488.4
Interest maintenance reserve                                           122.5
Other liabilities                                                      427.3
Short-term loan payable to parent company                                 --
Net transfers due from separate accounts                              (789.2)
Separate account liabilities                                        41,079.4
                                                                 -----------
Total liabilities                                                   72,461.7
Capital and surplus:
Common stock, $2.50 par value:
Authorized, issued and outstanding shares--10 million
 (owned by Lincoln National Corporation)                                25.0
Surplus notes due to Lincoln National Corporation                    1,250.0
Paid-in surplus                                                      1,942.6
Unassigned deficit                                                    (731.0)
                                                                 -----------
Total capital and surplus                                            2,486.6
                                                                 -----------
Total liabilities and capital and surplus                        $  74,948.3
                                                                 ===========

See accompanying notes.

The Lincoln National Life Insurance Company

Statements of Operations -- Statutory Basis


                       LNL Statutory Financial Statements


                                                                              Six Months Ended
                                                                           June 30         June 30
                                                                             1999            1998
                                                                             ----            ----
                                                                                 (unaudited)
                                                                                 -----------
                                                                                (in millions)
                                                                                -------------
Premiums and other revenues:
Premiums and deposits                                                    $  3,666.0      $  7,753.7
Net investment income                                                       1,100.7         1,050.7
Amortization of interest maintenance reserve                                   12.9            11.7
Commissions and expense allowances on reinsurance ceded                       380.7            82.2
Expense charges on deposit funds                                               83.8            83.3
Separate account investment management and administration
 service fees                                                                 210.3           195.7
Other income                                                                   68.8            11.6
                                                                         ----------      ----------
Total revenues                                                              5,523.2         9,188.9
Benefits and expenses:
Benefits and settlement expenses                                            4,459.7         7,875.4
Underwriting, acquisition, insurance and other expenses                       635.7         2,140.2
                                                                         ----------      ----------
Total benefits and expenses                                                 5,095.4        10,015.6
                                                                         ----------      ----------
Gain (loss) from operations before dividends to policyholders,
 income taxes and net realized gain on investments                            427.8          (826.7)
Dividends to policyholders                                                     41.3            28.6
                                                                         ----------      ----------
Gain (loss) from operations before federal income taxes and net
 realized gain on investments                                                 386.5          (855.3)
Federal income taxes (credit)                                                 104.3           (29.7)
                                                                         ----------      ----------
Gain (loss) from operations before net realized gain on investments           282.2          (825.6)
Net realized gain on investments, net of income tax expense and
 excluding net transfers to the interest maintenance reserve                   58.4            44.2
                                                                         ----------      ----------
Net income (loss)                                                        $    340.6      $   (781.4)
                                                                         ==========      ==========

See accompanying notes.

The Lincoln National Life Insurance Company

Statements of Changes in Capital and
Surplus -- Statutory Basis


                       LNL Statutory Financial Statements


                                                                    Six Months Ended
                                                                 June 30         June 30
                                                                   1999            1998
                                                                   ----            ----
                                                                       (unaudited)
                                                                       -----------
                                                                      (in millions)
                                                                      -------------
Capital and surplus at beginning of year                       $  2,564.5      $  2,968.4
Correction of prior year's asset valuation reserve                     --              --
Correction of prior year's admitted assets                             --              --
                                                               ----------      ----------
                                                                  2,564.5         2,968.4
Capital and surplus increase (decrease):
Net income (loss)                                                   340.6          (781.4)
Difference in cost and admitted investment amounts                   (4.9)         (154.9)
Nonadmitted assets                                                  (12.1)           (3.1)
Regulatory liability for reinsurance                                   --              --
Life policy reserve valuation basis                                    --              --
Asset valuation reserve                                              (3.9)          (64.3)
Proceeds from surplus notes from shareholder                           --           500.0
Paid-in surplus                                                      12.4           100.0
Separate account receivable due to change in valuation                 --              --
Dividends to shareholder                                           (410.0)         (110.0)
                                                               ----------      ----------
Capital and surplus at end of year                             $  2,486.6      $  2,454.7
                                                               ==========      ==========


See accompanying notes.

The Lincoln National Life Insurance Company

Statements of Cash Flows --
Statutory Basis


                       LNL Statutory Financial Statements


                                                                    Six Months Ended
                                                                 June 30         June 30
                                                                   1999            1998
                                                                   ----            ----
                                                                       (unaudited)
                                                                       -----------
                                                                      (in millions)
                                                                      -------------
Operating activities
Premiums, policy proceeds and other considerations received       $  3,914.2      $  8,030.1
Allowances and reserve adjustments paid on reinsurance ceded           190.0          (192.9)
Investment income received                                           1,040.9           984.5
Separate account investment management and administration
 service fees                                                          210.3           195.7
Benefits paid                                                       (4,282.8)       (3,823.9)
Insurance expenses paid                                               (804.3)       (2,684.9)
Federal income taxes recovered (paid)                                 (128.5)           34.1
Dividends to policyholders                                             (38.8)          (30.3)
Other income received and expenses paid, net                           210.5          (551.4)
                                                                  ----------      ----------
Net cash provided by operating activities                              311.5         1,961.0
Investing activities
Sale, maturity or repayment of investments                           3,448.9         5,113.9
Purchase of investments                                             (3,848.4)       (8,920.8)
Other sources including reinsured policy loans                         314.7           766.8
                                                                  ----------      ----------
Net cash used in investing activities                                  (84.8)       (3,040.1)
Financing activities
Surplus paid-in                                                         12.5           600.0
Proceeds from surplus notes from shareholder                              --              --
Proceeds from borrowings from shareholder                                 --              --
Repayment of borrowings from shareholder                              (140.0)         (120.0)
Dividends paid to shareholder                                         (410.0)         (110.0)
                                                                  ----------      ----------
Net cash provided by (used in) financing activities                   (537.5)          370.0
                                                                  ----------      ----------
Net decrease in cash and short-term investments                       (310.8)         (709.1)
Cash and short-term investments at beginning of year                 1,725.4         2,133.0
                                                                  ----------      ----------
Cash and short-term investments at end of year                    $  1,414.6      $  1,423.9
                                                                  ==========      ==========


See accompanying notes.

The Lincoln National Life Insurance Company

Notes to Statutory-Basis Financial Statements -- (Unaudited)

                       LNL Statutory Financial Statements


1.    Basis of Presentation
      The accompanying statutory-basis financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Insurance Department"), except that they do not contain complete notes. These financial statements are unaudited and include all adjustments (consisting of normal recurring accruals) necessary for a fair presentation of the results. For further information, refer to the statutory-basis financial statements and notes as of December 31, 1998 and 1997, and for each of the three years in the period ended December 31, 1998 included in this registration statement.



      Operating results for the six months ended June 30, 1999 are not necessarily indicative of the results that may be expected for the entire year ending December 31, 1999.


2.    Acquisitions and Sales of Subsidiaries


      In May 1999, the Lincoln National Life Insurance Company (the Company) and Lincoln Life & Annuity Company of New York announced their intention to transfer a block of direct individual disability income business to MetLife. Under an indemnity reinsurance agreement, MetLife will provide administrative services and assume liability for the Company's approximately $65 million of annual disability income premium. At closing, the Company will transfer cash equal to statutory reserves, net of ceding commissions, of approximately $500 million. Closing is targeted for the fourth quarter of 1999. The Company stopped writing disability income insurance in early 1996 but acquired additional disability income business in the 1998 transaction where the Company acquired the individual life insurance and annuity business of CIGNA.

                                    Part II


                        FEES AND CHARGES REPRESENTATION

     Lincoln Life represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.


                          UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


                                INDEMNIFICATION

    (a)  Brief description of indemnification provisions.

         In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

         In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the right of, LNL.

         Please refer to Article VII of the By-Laws of LNL (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of Indiana law.

    (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


                       CONTENTS OF REGISTRATION STATEMENT

This registration statement comprises the following papers and documents:

     The facing sheet;
     A cross-reference sheet (reconciliation and tie);

     The prospectus supplement consisting of xx pages; The Prospectus is incorporated into Part I of this Post-Effective Amendment No. 1, respectively, by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-72875), as filed electronically on April 30, 1999;

     The undertaking to file reports;
     The signatures;

     Written consents of the following:
      1. Ernst & Young, LLP

1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2;
   (1) Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of Account (filed with original filing of this Registration Statement).
   (2)   Not applicable.
   (3)   (a) Form of Selling Group Agreement.
         (b) Not applicable.
   (4)   Not applicable.
   (5)   (a) Proposed Forms of Policy and Application.(10)
         (b) Riders.(10)
   (6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company.(2)
         (b) Bylaws of The Lincoln National Life Insurance Company.(2)
   (7)   Not applicable.
   (8)   Fund Participation Agreements.
         Agreements between The Lincoln National Life Insurance Company and:
         (a) American Century Variable Products Group, Inc.(7)
         (b) American Variable Insurance Series
         (c) Baron Capital Funds Trust(8)
         (d) BT Insurance Funds Trust(6)
         (e) Delaware Group Premium Fund, Inc.(4)
         (f) Fidelity Variable Insurance Products Fund(1)
         (g) Fidelity Variable Insurance Products Fund II(1)
         (h) Janus Aspen Series(8)
         (i) Lincoln National Funds (not applicable)
         (j) MFS(R) Variable Insurance Trust(5)
         (k) Neuberger & Berman Advisers Management Trust(8)
         (l) OCC Accumulation Trust(6)
         (m) OppenheimerFunds*
         (n) Templeton Variable Products Series Fund(9)
   (9) Services Agreement between The Lincoln National Life Insurance Co. and Delaware Management Co.(3)
(10)     See Exhibit 1(5).
         See Exhibit 1(5).
         Not applicable.
         Not applicable.
         Not applicable.
         Not applicable.
         Consent of Ernst & Young, LLP, Independent Auditors.
         Not applicable.

*To be filed by amendment.

(1) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-04999) filed on September 26, 1996.

(2) Incorporated by reference to Registration Statement on Form N-4 (file No. 33-27783) filed on December 5, 1996.

(3) Incorporated by reference to Registration Statement on Form S-6 (File No. 33-40745) filed on November 21, 1997.

(4) Incorporated by reference to Registration Statement on Form N-4 (File No. 33-25990) filed on April 22, 1998.

(5) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-42479) filed on April 28, 1998.

(6) Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 333-42479) filed on May 12, 1998.

(7) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-42507 2/26/99).

(8) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-50817) filed on April 23, 1999.

(9) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-42507) filed on February 26, 1999.

(10) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-72875) Filed on February 24, 1999.

                               POWER OF ATTORNEY

     We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6 which may be filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to said Registration Statement.

     WITNESS our hands and common seal on this 18th day of December, 1998.



          Signature            Title
          ---------            -----
/s/ Gabriel L. Shaheen         President, Chief Executive Officer and Director
--------------------------     (Principal Executive Officer)

Gabriel L. Shaheen
/s/ Lawrence T. Rowland        Executive Vice President and Director
--------------------------
Lawrence T. Rowland

/s/ Keith J. Ryan              Senior Vice President, Assistant Treasurer and Chief Financial
--------------------------     Officer
Keith J. Rya                   (Principal Financial Officer and Principal Accounting Officer)

/s/ H. Thomas McMeekin         Director
--------------------------
H. Thomas McMeekin

/s/ Richard C. Vaughan         Director
--------------------------
Richard C. Vaughan

/s/ Jon A. Boscia              Director
--------------------------
Jon A. Boscia

                               POWER OF ATTORNEY

     We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all amendments to Registration Statement No. 333-72875 filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such amendment to said Registration Statement.

     WITNESS our hands and common seal on this 28th day of April, 1999.



          Signature            Title
          ---------            -----
                               President, Chief Executive Officer and Director
--------------------------     (Principal Executive Officer)
Gabriel L. Shaheen

--------------------------     Executive Vice President and Director
Lawrence T. Rowland

/s/ Todd R. Stephenson         Senior Vice President, Chief Financial Officer and Assistant
--------------------------     Treasurer
Todd R. Stephenson             (Principal Financial Officer)

--------------------------     Vice President and Controller,
Keith J. Ryan                  (Principal Accounting Officer)

--------------------------     Director
H. Thomas McMeekin

--------------------------     Director
Richard C. Vaughan

--------------------------     Director
Jon A. Boscia

STATE OF INDIANA   )
                   ) SS:
COUNTY OF ALLEN    )
                                        Subscribed and sworn to before me this
                                        28th day of April, 1999.
                                        /s/ Janet L. Lindenberg
                                        ----------------------------------------
                                        Notary Public


                                        Commission Expires: 7-10-2001

                               POWER OF ATTORNEY

     We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all amendments to Registration Statement No. 333-72875 filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such amendment to said Registration Statement.

     WITNESS our hands and common seal on this 29th day of April, 1999.



          Signature            Title
          ---------            -----
--------------------------     President, Chief Executive Officer and Director
Gabriel L. Shaheen             (Principal Executive Officer)

                               Executive Vice President and Director
--------------------------
Lawrence T. Rowland
                               Senior Vice President, Chief Financial Officer and Assistant
--------------------------     Treasurer
Todd R. Stephenson             (Principal Financial Officer)

/s/ Keith J. Ryan              Vice President and Controller,
--------------------------     (Principal Accounting Officer)
Keith J. Ryan

                               Director
--------------------------
H. Thomas McMeekin

                               Director
--------------------------
Richard C. Vaughan

                               Director
--------------------------
Jon A. Boscia

STATE OF INDIANA   )
                   ) SS:
COUNTY OF ALLEN    )
                                        Subscribed and sworn to before me this
                                        29th day of April, 1999.
                                        /s/ Janet L. Lindenberg
                                        ----------------------------------------
                                        Notary Public


                                        Commission Expires: 7-10-2001

                                  SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account S [Reg. No. 333-72875], certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form S-6 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment No. 1 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 22nd day of October, 1999.



                                        LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE
LIFE ACCOUNT S
                                        (Registrant)

                                        By: /s/ John H. Gotta
                                            -----------------------------------
                                            John H. Gotta
                                            Senior Vice President
                                            The Lincoln National Life Insurance
                                            Company



                                        THE LINCOLN NATIONAL LIFE INSURANCE
                                        COMPANY
                                        (Name of Depositor)

                                        By: /s/ John H. Gotta
                                            -----------------------------------
                                            John H. Gotta
                                            Senior Vice President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to Registration Statement (File No. 333-72875) has been signed below on October 22, 1999 by the following persons, as officers and directors of the Depositor, in the capacities indicated:



          Signature            Title
----------------------------   -----------------------------------------------
/s/ Gabriel L. Shaheen*        President, Chief Executive Officer and
--------------------------     Director (Principal Executive Officer)
Gabriel L. Shaheen

/s/ Jack D. Hunter*            Executive Vice President, General Counsel
--------------------------     and Director
Jack D. Hunter

/s/ Lawrence T. Rowland*       Executive Vice President and Director
--------------------------
Lawrence T. Rowland

/s/ Ian M. Rolland*            Director
--------------------------
Ian M. Rolland

/s/ H. Thomas McMeekin*        Director
--------------------------
H. Thomas McMeekin

/s/ Richard C. Vaughan*        Director
--------------------------
Richard C. Vaughan

/s/ Todd R. Stephenson*        Senior Vice President, Chief Financial Officer
--------------------------     and Assistant Treasurer
Todd R. Stephenson             (Principal Financial Officer)

/s/ Keith J. Ryan*             Vice President and Controller
--------------------------     (Principal Accounting Officer)
Keith J. Ryan

*By /s/ John H. Gotta
--------------------------
John H. Gotta
Attorney-in-Fact